INTEREST AND SIMILAR INCOME AND INTEREST AND SIMILAR EXPENSES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and similar income
Interest on loans	S/ 10,041,097	S/ 9,546,454	S/ 9,479,867
Interest on investments at fair value through other comprehensive income	954,288	0	0
Interest on available-for-sale investments	0	951,981	828,004
Interest on investments at amortized cost	211,102	0	0
Interest on held-to-maturity investments	0	234,380	190,466
Interest on due from banks	159,381	88,359	48,626
Interest on investments at fair value through profit or loss	87,409	113,484	86,568
Dividends received	24,390	52,906	51,831
Other interest and similar income	44,967	43,119	87,693
Total	11,522,634	11,030,683	10,773,055
Interest and similar expense
Interest on deposits and obligations	(1,202,025)	(1,132,041)	(1,062,751)
Interest on bonds and notes issued	(911,006)	(835,255)	(805,351)
Interest on due to banks and correspondents	(623,001)	(763,436)	(822,514)
Other interest and similar expense	(297,497)	(228,464)	(224,098)
Total	S/ (3,033,529)	S/ (2,959,196)	S/ (2,914,714)